OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
OTHER NON-CURRENT ASSETS
Summary of other non-current assets

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Prepayments for property, equipment and software	10,282	5,084	701
Long-term deposits	2,430	2,383	329
Others	3,137	3,419	471
	15,849	10,886	1,501